Leases (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Low value leases expensed	£ 1	£ 2	£ 3
Total	£ 1	£ 2	£ 3